Other Intangible Assets - Summary of Other Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	£ 18,776	£ 16,672
Charge for the year	(934)	(796)	£ (738)
Impairment losses	690	22	217
Ending Balance	17,562	18,776	16,672
Brands with Indefinite Useful Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	9,245	7,952
Ending Balance	8,738	9,245	7,952
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	27,101	23,883
Exchange adjustments	(528)	2,616
Capitalised development costs	251	240
Capitalised borrowing costs	5	4
Additions through business combinations		102
Other additions	454	587
Disposals and asset write-offs	(255)	(418)
Transfer to assets held for sale	(135)	(52)
Reclassifications	38	139
Ending Balance	26,931	27,101	23,883
Cost [member] | Brands with Indefinite Useful Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	9,375	8,074
Exchange adjustments	(272)	1,320
Disposals and asset write-offs		(7)
Transfer to assets held for sale	(44)	(12)
Reclassifications	(66)
Ending Balance	8,993	9,375	8,074
Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(6,391)	(5,457)
Exchange adjustments	166	(507)
Charge for the year	(934)	(796)
Disposals and asset write-offs	235	358
Transfer to assets held for sale	26	11
Ending Balance	(6,898)	(6,391)	(5,457)
Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,934)	(1,754)
Exchange adjustments	113	(272)
Impairment losses	(680)	(22)
Disposals and asset write-offs	7	86
Transfer to assets held for sale	23	28
Ending Balance	(2,471)	(1,934)	(1,754)
Impairment [member] | Brands with Indefinite Useful Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(130)	(122)
Exchange adjustments	3	(3)
Impairment losses	(132)	(5)
Transfer to assets held for sale	4
Ending Balance	(255)	(130)	(122)
Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(8,325)
Ending Balance	(9,369)	(8,325)
Amortisation and impairment [member] | Brands with Indefinite Useful Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(130)
Ending Balance	(255)	(130)
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	963	695
Ending Balance	1,054	963	695
Computer software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,156	2,028
Exchange adjustments	(37)	137
Capitalised borrowing costs	2	4
Other additions	233	238
Disposals and asset write-offs	(217)	(389)
Transfer to assets held for sale	(1)	(1)
Reclassifications	38	139
Ending Balance	2,174	2,156	2,028
Computer software [member] | Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,184)	(1,294)
Exchange adjustments	25	(92)
Charge for the year	(163)	(152)
Disposals and asset write-offs	210	353
Transfer to assets held for sale	1	1
Ending Balance	(1,111)	(1,184)	(1,294)
Computer software [member] | Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(9)	(39)
Exchange adjustments		(3)
Impairment losses	(2)	(2)
Disposals and asset write-offs	2	35
Ending Balance	(9)	(9)	(39)
Computer software [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,193)
Ending Balance	(1,120)	(1,193)
Licences and franchises [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	8,508	7,925
Ending Balance	7,658	8,508	7,925
Licences and franchises [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	15,143	13,394
Exchange adjustments	(215)	1,139
Capitalised development costs	251	219
Capitalised borrowing costs	3
Additions through business combinations		102
Other additions	221	349
Disposals and asset write-offs	(38)	(21)
Transfer to assets held for sale	(90)	(39)
Ending Balance	15,275	15,143	13,394
Licences and franchises [member] | Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(4,983)	(4,030)
Exchange adjustments	141	(410)
Charge for the year	(761)	(553)
Disposals and asset write-offs	25
Transfer to assets held for sale	25	10
Ending Balance	(5,553)	(4,983)	(4,030)
Licences and franchises [member] | Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,652)	(1,439)
Exchange adjustments	110	(266)
Impairment losses	(546)	(15)
Disposals and asset write-offs	5	40
Transfer to assets held for sale	19	28
Ending Balance	(2,064)	(1,652)	(1,439)
Licences and franchises [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(6,635)
Ending Balance	(7,617)	(6,635)
Amortised brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	60	100
Ending Balance	112	60	100
Amortised brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	427	387
Exchange adjustments	(4)	20
Capitalised development costs		21
Disposals and asset write-offs		(1)
Reclassifications	66
Ending Balance	489	427	387
Amortised brands [member] | Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(224)	(133)
Exchange adjustments		(5)
Charge for the year	(10)	(91)
Disposals and asset write-offs		5
Ending Balance	(234)	(224)	(133)
Amortised brands [member] | Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(143)	(154)
Disposals and asset write-offs		11
Ending Balance	(143)	(143)	£ (154)
Amortised brands [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(367)
Ending Balance	£ (377)	£ (367)